Income Taxes - Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amount
U.S. Federal statutory tax rate	$ (14,098)	$ (21,314)
State & local income taxes, net of federal income tax effect (a)	(1,108)	(130)
Changes in valuation allowance	(5,565)	(443)
Nontaxable or nondeductible Items
Unrecognized benefit from LLC flow thru structure	9,827	21,269
Other nondeductible Items	8,148	(870)
Other adjustments	2,833	1,528
Income tax expense (benefit)	$ 37	$ 41
Tax Rate
U.S. Federal statutory tax rate	21.00%	21.00%
State & local income taxes, net of federal income tax effect (a)	1.65%	0.13%
Changes in valuation allowance	8.29%	0.44%
Nontaxable or nondeductible Items
Unrecognized benefit from LLC flow thru structure	(14.64%)	(20.96%)
Other nondeductible Items	(12.14%)	0.86%
Other adjustments	(4.22%)	(1.51%)
Income tax expense (benefit)	(0.06%)	(0.04%)